STATEMENT OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Statement Of Operations
Revenue
Operating Expenses
General and administrative	68,093	10,517	97,708	33,007	61,354	73,287
Net Income (Loss) from Operation before Taxes	(68,093)	(10,517)	(97,708)	(33,007)	(61,354)	(73,287)
Provision for Income Taxes
Net Income (Loss)	$ (68,093)	$ (10,517)	$ (97,708)	$ (33,007)	$ (61,354)	$ (73,287)
Earnings (Loss) per Common Share-Basic and Diluted	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted Average Number of Common Shares Outstanding Basic and diluted	10,360,000	10,360,000	10,360,000	10,360,000	10,360,000	10,360,000